RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY) (Details) - USD ($)		3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Issuance of Warrants [Abstract]
Minimum percentage of outstanding shares held that entitles holders to receive cash for warrants												50.00%
Balance Sheet [Abstract]
Total Liabilities	$ 27,099,592	$ 154,399,523	$ 26,602,425	$ 25,237,458	$ 22,228,720	$ 27,191,397	$ 27,191,397	$ 25,237,458	$ 22,106,895	$ 26,602,425	$ 27,191,397	$ 75,582,970	$ 22,106,895
Ordinary Shares Subject to Possible Redemption	219,701,630	95,005,712	223,226,127	224,645,088	227,791,900	219,794,760	219,794,760	224,645,088	225,969,796	223,226,127	219,794,760	173,948,273	225,969,796
Additional Paid in Capital	5,914,577	130,948,287	2,743,623	1,324,676	(2,175,554)	5,821,536	5,821,536	1,324,676	0	2,743,623	5,821,536	52,020,992	0
(Accumulated Deficit) Retained Earnings	(915,591)	(125,950,477)	2,255,456	3,674,416	4,999,121	(822,468)	(822,468)	3,674,416	4,999,118	2,255,456	(822,468)	(47,022,403)	4,999,118
Income Statement [Abstract]
Net (loss) income		(78,928,074)	$ (1,418,960)	$ (3,146,809)	$ 1,822,107	$ (817,468)	(822,468)	$ (1,324,702)	$ 5,352,568	$ (2,743,662)	$ (822,468)	$ (52,021,521)	$ 5,352,568
Weighted average shares outstanding of redeemable ordinary shares (in shares)			22,104,581	22,419,605	22,424,313	21,970,163		22,421,959	21,936,952	22,315,394	21,970,163	22,226,328	21,936,952
Basic and diluted earnings per share, ordinary shares subject to redemption (in dollars per share)					$ 0	$ 0.03		$ 0.09	$ 0.08	$ 0.09	$ 0.03	$ 0.07	$ 0.08
Weighted average shares outstanding of ordinary shares (in shares)			9,145,419	8,830,395	8,825,687	7,863,718		8,828,041	8,367,106	8,934,606	7,575,554	9,023,672	8,367,106
Basic and diluted net loss per share, Ordinary shares (in dollars per share)			$ (0.16)	$ (0.36)	$ 0	$ (0.19)		$ (0.38)	$ 0.42	$ (0.54)	$ (0.19)	$ (5.94)	$ 0.42
Statement of Cash Flows [Abstract]
Net (loss) income		(78,928,074)	$ (1,418,960)	$ (3,146,809)	$ 1,822,107	$ (817,468)	(822,468)	$ (1,324,702)	$ 5,352,568	$ (2,743,662)	$ (822,468)	$ (52,021,521)	$ 5,352,568
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability		(78,220,000)			195,000		(460,000)	(2,790,000)	4,645,000	(4,095,000)		(50,420,000)	4,645,000
Compensation expense							(280,000)		(280,000)			0	(280,000)
Transaction costs							(630,591)		(630,591)			0	(630,591)
Class A Ordinary Shares [Member]
Balance Sheet [Abstract]
Common stock	303	$ 1,566	304	290	258	308	308	290	258	304	308	789	258
As Previously Reported [Member]
Balance Sheet [Abstract]
Total Liabilities	9,194,592		9,247,425	9,187,458	9,163,720	8,826,397	8,826,397	9,187,458	8,846,895	9,247,425	8,826,397	11,902,970	8,846,895
Ordinary Shares Subject to Possible Redemption	237,606,630		240,581,127	240,695,088	240,856,900	238,159,760	238,159,760	240,695,088	239,229,796	240,581,127	238,159,760	237,628,272	239,229,796
Additional Paid in Capital	5,004,165		2,029,753	1,915,793	1,753,984	4,451,128	4,451,128	1,915,793	3,381,091	2,029,753	4,451,128	4,982,578	3,381,091
(Accumulated Deficit) Retained Earnings	(5,000)		2,969,497	3,083,457	3,245,266	548,123	548,123	3,083,457	1,618,159	2,969,497	548,123	16,638	1,618,159
Income Statement [Abstract]
Net (loss) income			$ (113,960)	$ (161,809)	$ 1,627,107	$ 553,123	548,123	$ 1,465,298		$ 1,351,338	$ 548,123	$ (1,601,521)	$ 1,618,159
Weighted average shares outstanding of redeemable ordinary shares (in shares)			0	0	0	0		0		0	0	23,699,368	23,754,184
Basic and diluted earnings per share, ordinary shares subject to redemption (in dollars per share)					$ 0	$ 0		$ 0		$ 0	$ 0	$ 0.07	$ 0.08
Weighted average shares outstanding of ordinary shares (in shares)			7,566,134	7,544,519	7,509,819	6,910,082		7,527,169		7,538,169	6,792,210	7,550,632	7,111,079
Basic and diluted net loss per share, Ordinary shares (in dollars per share)			$ (0.02)	$ (0.03)	$ 0	$ (0.01)		$ (0.08)		$ (0.10)	$ (0.02)	$ (0.42)	$ (0.03)
Statement of Cash Flows [Abstract]
Net (loss) income			$ (113,960)	$ (161,809)	$ 1,627,107	$ 553,123	548,123	$ 1,465,298		$ 1,351,338	$ 548,123	$ (1,601,521)	$ 1,618,159
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability					0		0	0		0		0	0
Compensation expense							0						0
Transaction costs							0						0
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Balance Sheet [Abstract]
Common stock	124		133	132	129	125	125	132	126	133	125	163	126
Adjustments [Member]
Balance Sheet [Abstract]
Total Liabilities	17,905,000		17,355,000	16,050,000	13,065,000	18,365,000	18,365,000	16,050,000	13,260,000	17,355,000	18,365,000	63,680,000	13,260,000
Ordinary Shares Subject to Possible Redemption	(17,905,000)		(17,355,000)	(16,050,000)	(13,065,000)	(18,365,000)	(18,365,000)	(16,050,000)	(13,260,000)	(17,355,000)	(18,365,000)	(63,679,999)	(13,260,000)
Additional Paid in Capital	910,412		713,870	(591,117)	(1,753,984)	1,370,408	1,370,408	(591,117)	(3,381,091)	713,870	1,370,408	47,038,414	(3,381,091)
(Accumulated Deficit) Retained Earnings	(910,591)		(714,041)	590,959	1,753,855	(1,370,591)	(1,370,591)	590,959	3,380,959	(714,041)	(1,370,591)	(47,039,041)	3,380,959
Income Statement [Abstract]
Net (loss) income			$ (1,305,000)	$ (2,985,000)	$ 195,000	$ (1,370,591)	(1,370,591)	$ (2,790,000)		$ (4,095,000)	$ (1,370,591)	$ (50,420,000)	$ 3,734,409
Weighted average shares outstanding of redeemable ordinary shares (in shares)			22,104,581	22,419,605	22,424,313	21,970,163		22,421,959		22,315,394	21,970,163	(1,473,041)	(1,817,232)
Basic and diluted earnings per share, ordinary shares subject to redemption (in dollars per share)					$ 0	$ 0.03		$ 0.09		$ 0.09	$ 0.03	$ 0	$ 0
Weighted average shares outstanding of ordinary shares (in shares)			1,579,285	1,285,876	1,315,868	953,636		1,300,872		1,396,437	783,344	1,473,041	1,256,028
Basic and diluted net loss per share, Ordinary shares (in dollars per share)			$ (0.14)	$ (0.33)	$ 0	$ (0.18)		$ (0.30)		$ (0.44)	$ (0.17)	$ (5.52)	$ 0.45
Statement of Cash Flows [Abstract]
Net (loss) income			$ (1,305,000)	$ (2,985,000)	$ 195,000	$ (1,370,591)	(1,370,591)	$ (2,790,000)		$ (4,095,000)	$ (1,370,591)	$ (50,420,000)	$ 3,734,409
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability					195,000		(460,000)	(2,790,000)		(4,095,000)		(50,420,000)	4,645,000
Compensation expense							(280,000)						(280,000)
Transaction costs							(630,591)						(630,591)
Adjustments [Member] | Class A Ordinary Shares [Member]
Balance Sheet [Abstract]
Common stock	$ 179		$ 171	$ 158	$ 129	$ 183	$ 183	$ 158	$ 132	$ 171	$ 183	$ 626	$ 132
Public Warrant [Member]
Issuance of Warrants [Abstract]
Warrants issued (in shares)												12,500,000
Private Placement Warrants [Member]
Issuance of Warrants [Abstract]
Warrants issued (in shares)	7,000,000											7,000,000